Financial Risk Management (Details) - Schedule of Expected Credit Loss	12 Months Ended
Mar. 31, 2023
Low credit risk [Member]
Financial Risk Management (Details) - Schedule of Expected Credit Loss [Line Items]
Credit rating	Low credit risk
Basis of categorization	Cash and cash equivalents, trade receivables, and other financial assets
Provision for expected credit loss	12 month expected credit loss
Moderate credit risk [Member]
Financial Risk Management (Details) - Schedule of Expected Credit Loss [Line Items]
Credit rating	Moderate credit risk
Basis of categorization	Trade receivables and other financial assets
Provision for expected credit loss	Lifetime expected credit loss, or 12 month expected credit loss
High credit risk [Member]
Financial Risk Management (Details) - Schedule of Expected Credit Loss [Line Items]
Credit rating	High credit risk
Basis of categorization	Trade receivables and other financial assets
Provision for expected credit loss	Lifetime expected credit loss, or fully provided for